FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Interest rate swap instrument	$ 449
Foreign currency derivative instruments	196		1,292
Lease embedded derivative	301
Total assets	946		1,292
Liabilities:
Interest rate swap instruments	(271)		(105)
Foreign currency derivative instruments	(224)		(159)
Cash fee	(182)	[1]	(282)	[1]
Lease embedded derivative	(2,341)		(1,566)
Total liabilities	(3,018)		(2,112)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Interest rate swap instrument
Foreign currency derivative instruments
Lease embedded derivative
Total assets
Liabilities:
Interest rate swap instruments
Foreign currency derivative instruments
Cash fee		[1]		[1]
Lease embedded derivative
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate swap instrument	449
Foreign currency derivative instruments	196		1,292
Lease embedded derivative	301
Total assets	946		1,292
Liabilities:
Interest rate swap instruments	(271)		(105)
Foreign currency derivative instruments	(224)		(159)
Cash fee		[1]		[1]
Lease embedded derivative	(2,341)		(1,566)
Total liabilities	(2,836)		(1,830)
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Interest rate swap instrument
Foreign currency derivative instruments
Lease embedded derivative
Total assets
Liabilities:
Interest rate swap instruments
Foreign currency derivative instruments
Cash fee	(182)	[1]	(282)	[1]
Lease embedded derivative
Total liabilities	$ (182)		$ (282)

[1]	The Company using the assistance of an independent valuation firm, determined the fair value for Cash fee related to the Company's share price (see also note 8), using the Monte Carlo simulation model.